Asset Impairments and Loss on Sales of Vessels, Equipment and Other Operating Assets (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
Schedule of Vessel Sales
The following table shows the net (loss) gain on sale of vessels, equipment and other operating assets for the years ended December 31, 2017, 2016, and 2015:

			Net (Loss) Gain on Sales of Vessels, Equipment and Other Operating Assets
			Year Ended December 31,
Segment	Asset Type	Completion of Sale Date	2017 $	2016 $	2015 $
Teekay Offshore Segment	FSO unit	Oct-2017	—	(983)	—
Teekay Offshore Segment	2 Shuttle Tankers	Mar-2015/Nov-2016	—	6,817	1,643
Teekay Offshore Segment	2 Conventional Tankers	Mar-2016	—	65	(3,897)
Teekay LNG Segment - Conventional Tankers	2 Suezmaxes	(1)	(25,100)	—	—
Teekay LNG Segment - Conventional Tankers	Suezmax	Mar-2017	—	(11,537)	—
Teekay LNG Segment - Conventional Tankers	2 Suezmaxes	Apr/May-2016	—	(27,439)	—
Teekay Tankers Segment - Conventional Tankers	3 Aframaxes	June/Sept/Nov-2017	(11,158)
Teekay Tankers Segment - Conventional Tankers	2 Suezmaxes	Jan/Mar-2017	(1,797)	(6,276)	—
Teekay Tankers Segment - Conventional Tankers	2 MR Tankers	Aug/Nov-2016	—	(14,650)	—
Teekay Parent Segment - Conventional Tankers	VLCC	Oct-2016	—	(12,495)	—
Other			(29)	48	(177)
Total			(38,084)	(66,450)	(2,431)

(1)	Teekay LNG has commenced marketing these vessels for sale and the vessels are classified as held for sale at December 31, 2017.